Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Liabilities (Assets) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2016 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, asset		$ (8,438)		$ (553)	$ (10,432)	[2]
Deferred tax, liability		2,856		$ 200	3,771	[2]
Deferred income tax related to consolidated statement of financial position		(5,582)	$ (6,298)		(6,661)		$ (4,776)
Deferred income tax related to consolidated statement of income	$ (363)	497	(1,924)
Allowance for doubtful accounts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(33)			(60)
Deferred income tax related to consolidated statement of income	(18)	76	16
Inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(32)			(61)
Deferred income tax related to consolidated statement of income	(37)	(33)	(60)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		3			43
Deferred income tax related to consolidated statement of income	41	(19)	5
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(1,051)			(863)
Deferred income tax related to consolidated statement of income	128	(392)	(1,783)
Other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		38			20
Deferred income tax related to consolidated statement of income	24	74	(166)
Finite useful lived intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		225			148
Deferred income tax related to consolidated statement of income	(78)	182	761
Indefinite lived intangible assets 1 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		1,081			1,039
Deferred income tax related to consolidated statement of income	114	31	743
Post employment and other long term employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(457)			(387)
Deferred income tax related to consolidated statement of income	65	(114)	(56)
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		3			(7)
Deferred income tax related to consolidated statement of income	(12)	(39)	(44)
Contingencies [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(2,209)			(2,169)
Deferred income tax related to consolidated statement of income	(94)	1,146	(886)
Employee profit sharing payable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(184)			(201)
Deferred income tax related to consolidated statement of income	17	0	6
Tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(8,358)			(9,224)
Deferred income tax related to consolidated statement of income	(1,268)	(1,082)	(13)
Tax credits to recover [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(1,855)			(1,855)
Deferred income tax related to consolidated statement of income	(122)	(109)	(1,159)
Accumulated other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		(184)			(721)
Deferred income tax related to consolidated statement of income	29	(54)	(224)
Liabilities of amortization of goodwill of business acquisition [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		7,299			7,663
Deferred income tax related to consolidated statement of income	860	1,125	(554)
Other Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		132			(33)
Deferred income tax related to consolidated statement of income	(19)	(295)	1,490
Rights of use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		0			197
Deferred income tax related to consolidated statement of income	197	0	0
Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		0			$ (190)
Deferred income tax related to consolidated statement of income	$ (190)	$ 0	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1